Intangible Assets, net - Summary of intangible assets, net (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Intangible Assets, net
Insurance distribution and service-related licenses	¥ 59,065	¥ 57,330
Software and systems	6,775	1,840
Total intangible assets	65,840	59,170
Less: accumulated amortization	(1,287)	(1,121)
Intangible assets, net	¥ 64,553	¥ 58,049